As filed with the Securities and Exchange Commission on Septemnber 7, 2007
                                     Investment Company Act File number 811-4922


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 CHRISTINE MANNA
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2007

ITEM 1: REPORT TO STOCKHOLDERS

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CALIFORNIA                                 600 FIFTH AVENUE, NEW YORK, NY 10020
DAILY TAX FREE                                                   (212) 830-5200
INCOME FUND, INC.
===============================================================================


Dear Shareholder:


We are pleased to present the semi-annual report of California Daily Tax Free Income Fund, Inc. ("the Fund") for the period January 1, 2007 through June 30, 2007.

The Fund had net assets of $297,082,212 and 416 active shareholders as of June 30, 2007.

We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



/S/ Steven W. Duff



Steven W. Duff
President

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
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing cost only, and will not help you determine the relative total costs of owning different funds.


----------------------------------------------------------------------------------------------------------------------
                                      Beginning Account Value  Ending Account Value
           Class A Shares                     1/1/07                  6/30/07        Expenses Paid During the Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,013.40                     $4.59
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,020.23                     $4.61
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
           Class B Shares             Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              1/1/07                  6/30/07
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,014.50                     $3.50
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,021.32                     $3.51
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
          Advantage Shares            Beginning Account Value  Ending Account Value  Expenses Paid During the Period*
                                              1/1/07                  6/30/07
----------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00              $1,012.90                     $5.09
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,019.74                     $5.11
  expenses)
----------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratios of 0.92%, 0.70% and 1.02% for the Class A, Class B and Advantage shares, respectively, multiplied by the average account value over the period (January 1, 2007 through June 30, 2007), multiplied by 181/365 (to reflect the six month period).

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
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                           Maturity  Current     Value              Standard
  Amount                                                                           Date    Coupon (b)  (Note 1)   Moody's  & Poor's
--------                                                                           ----    ----------  --------   -------  --------
Put Bond (c) (1.68%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 Plaquemines, LA Port,Harbor and Terminal District Port Facilities RB
            (Chevron Pipeline Company Project) - Series 1984                      08/31/07     3.85%  $ 5,000,000     P-1      A-1+
 ----------                                                                                           -----------
  5,000,000 Total Put Bond                                                                              5,000,000
 ----------                                                                                           -----------
Tax Exempt Commercial Paper (3.74%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,100,000  Port of Oakland, CA - Series E
             LOC BNP Paribas/Lloyds TSB Bank PLC                                  07/02/07     3.72%  $ 3,100,000     P-1      A-1+
  3,000,000  Port of Oakland, CA - Series E
             LOC BNP Paribas/Lloyds TSB Bank PLC                                  07/06/07     3.70     3,000,000     P-1      A-1+
  2,000,000  Regents of the University of California - Series A                   07/10/07     3.65     2,000,000     P-1      A-1+
  3,000,000  Regents of the University of California - Series A                   07/10/07     3.65     3,000,000     P-1      A-1+
-----------                                                                                           -----------
 11,100,000 Total Tax Exempt Commercial Paper                                                          11,100,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (11.75%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  California Statewide Communities Development Authority,
             (City of Fresno) 2007 TRAN - Series A-2                              06/30/08     3.62%  $ 3,025,320    MIG-1    SP-1+
  3,000,000  County of Kern, CA TRAN 2008                                         06/30/08     3.61     3,025,620             SP-1+
  4,000,000  County of Los Angeles, CA TRAN 2008                                  06/30/08     3.62     4,033,760    MIG-1    SP-1+
  3,000,000  County of Sacramento, CA TRAN 2007A                                  07/09/08     3.66     4,024,990    MIG-1    SP-1+
  3,000,000  County of Santa Cruz, CA  TRAN 2007/2008                             07/11/08     3.65     3,024,510    MIG-1    SP-1+
  4,000,000  City of Los Angeles, CA TRAN 2008                                    06/30/08     3.65     4,031,720    MIG-1    SP-1+
  4,000,000  City of Torrance, CA TRAN 2008                                       07/20/08     3.69     4,031,160    MIG-1    SP-1+
  1,000,000  Illiniois Educational Facility Authority (d)                         07/01/07     3.10     1,000,000
  2,000,000  Menomonie Area School District, WI TRAN (d)                          09/04/07     3.62     2,000,272
  2,700,000  Mountain View, Los Altos, CA Unified High School District TRAN
             (Santa Clara County) - Series 2006                                   07/10/07     3.63     2,700,559             SP-1+
  5,000,000  Texas State TRAN                                                     08/31/07     3.56     5,007,579    MIG-1    SP-1+
-----------                                                                                           -----------
 34,700,000  Total Tax Exempt General Obligation Notes & Bonds                                         34,905,490
-----------                                                                                           -----------
Variable Rate Demand Instruments (e) (90.98%)
-----------------------------------------------------------------------------------------------------------------------------------
$3,000,000 ABN AMRO MuniTOPs Certificates Trust
           (California Non-AMT) Single Asset Series 2004-26 (Relating to Simi
           Valley UFSD, (Ventura County, CA) GO Election 2004, - Series 2004 A
           Insured by MBIA Insurance Corp.                                        08/01/12     3.74%  $ 3,000,000   VMIG-1


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                           Maturity  Current     Value              Standard
  Amount                                                                           Date    Coupon (b)  (Note 1)   Moody's  & Poor's
--------                                                                           ----    ----------  --------   -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 ABN AMRO MuniTOPs Certificates Trust
            (California Non-AMT) Single Asset-Series 2003-2 (Relating to Sequoia
            Union High School District(San Mateo,CA)GO Election 2001,Series 2003
            Insured by MBIA Insurance Corp.                                       01/01/10     3.73%  $ 5,000,000   VMIG-1
  9,840,000 Alameda - Contra Costa, CA Schools Financing Authority
            (Capital Improvement Financing Project) - Series K
            LOC KBC Bank, N.V.                                                    08/01/32     3.66     9,840,000              A-1
  5,000,000 BB&T Municipal Trust Floater - Series 1002
            LOC Branch Bank & Trust                                               11/06/23     3.91     5,000,000   VMIG-1
  1,900,000 BB&T Municipal Trust Floater
            LOC Branch Bank & Trust                                               01/01/25     3.91     1,900,000   VMIG-1
 11,235,000 BB&T Municipal Trust Floater
            LOC Branch Bank & Trust                                               03/15/39     3.75    11,235,000   VMIG-1
  5,200,000 Association for Bay Area Government Finance Authority for
            Nonprofit Corporations (Valley Christian Schools) - Series 2003
            LOC Bank of America, N.A.                                             11/01/32     3.75     5,200,000   VMIG-1
 13,500,000 California Educational Facility (Stanford University) - Series S-4    11/01/50     3.76    13,500,000   VMIG-1     A-1+
  2,700,000 California HFFA - Seies B
            Insured by FGIC                                                       10/01/10     3.63     2,700,000   VMIG-1     A-1+
    560,000 California HFFA RB (Adventist Hospital) - Series A
            LOC U.S. Bank, N.A.                                                   08/01/21     3.66       560,000   VMIG-1     A-1+
  2,400,000 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) 1996 - Series C
            LOC JPMorgan Chase Bank                                               11/01/26     3.88     2,400,000              A-1+
  3,000,000 California State Department of Water Resources
            Power Supply RB - Series 2002 B-2
            LOC BNP Paribas                                                       05/01/22     3.83     3,000,000   VMIG-1     A-1+
  4,250,000 California State Department of Water Resources
            Power Supply RB - Series  2002 B-6
            LOC State Street Bank & Trust Company                                 05/01/22     3.70     4,250,000   VMIG-1     A-1+
 10,000,000 California State Department of Water Resources
            Power Supply RB - Series  2002 C-4
            LOC JPMorgan Chase Bank/ California Teachers Retirement System        05/01/22     3.63    10,000,000   VMIG-1     A-1+
  6,900,000 California State Department of Water Resources
            Power Supply RB - Series 2002 C-15
            LOC Bank of Nova Scotia                                               05/01/22     3.68     6,900,000   VMIG-1     A-1+


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The accompanying notes are an integral part of these financial statements.

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===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                           Maturity  Current     Value              Standard
  Amount                                                                           Date    Coupon (b)  (Note 1)   Moody's  & Poor's
--------                                                                           ----    ----------  --------   -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000 California State Economic Recovery - Series C-3                       07/01/23     3.81%  $ 2,000,000   VMIG-1     A-1+
 15,500,000 California State GO - Series 2003A - 1
            LOC Westdeutsche Landesbank / J. P. Morgan Chase Bank                 05/01/33     3.81    15,500,000   VMIG-1     A-1+
  3,775,000 California State GO Bonds (Kindergarten University Public Education
            Facilities) - Series A-5
            LOC Citibank / California State Teachers Retirement System            05/01/34     3.82     3,775,000   VMIG-1     A-1+
  4,480,000 California Statewide Communities Development Authority RB
            (Japanese American Museum) - Series 2000A
            LOC Allied Irish Bank PLC                                             08/01/30     3.68     4,480,000              A-1
  1,320,000 Carlsbad, CA MHRB
            (Santa Fe Ranch Apartments Project) - Series 1993 A
            Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/16     3.64     1,320,000   VMIG-1
  1,500,000 City of Pulaski and Giles, TN IDRB
            (Martin Methodist College Program) - Series 2004
            LOC Amsouth Bank                                                      01/01/24     3.78     1,500,000   VMIG-1
  4,000,000 Clipper Tax Exempt Certificate Trust
            Insured by AMBAC Assurance Corporation                                07/01/15     3.73     4,000,000   VMIG-1
  1,020,000 Colton, CA Redevelopment Agency 1985 Issue - Series A
            LOC Federal Home Loan Bank                                            05/01/10     3.65     1,020,000              A-1+
  1,400,000 Connecticut State HEFA RB (Yale University) - Series T-2              07/01/29     3.63     1,400,000   VMIG-1     A-1+
  2,440,000 Connecticut State HEFA RB (Yale University) - Series U-1              07/01/33     3.63     2,440,000   VMIG-1     A-1+
  1,100,000 Dublin, CA MHRB (Park Sierra at Iron Horse Trail) - Series 1998A
            LOC KBC Bank, N.V.                                                    06/01/28     3.76     1,100,000   VMIG-1
  4,000,000 Eagle Tax-Exempt Trust, J - Series 720050084 Class A COPs
            (Relating to the Regents of the University of California Limited
            Project RB)
            - Series 2005B
            Insured by FSA                                                        05/15/38     3.75     4,000,000              A-1+
  4,400,000 Eagle Tax-Exempt Trust, J - Series 20060041 Class A COP
            (Relating to San Diego UFSD 2004 GO Bonds (Election 1998-Series F))
            Insured by FSA                                                        07/01/29     3.75     4,400,000              A-1+
  4,600,000 Fremont, CA Certification of  Participation
            LOC KBC Bank, N.V.                                                    08/01/28     3.63    4,600,000               A-1+
  7,786,000 Irvine, CA Improvement Bond Act - 1915
            Assessment District # 93-14
            LOC Bank of America N. V.                                             09/02/25     3.80     7,786,000   VMIG-1     A-1+


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                           Maturity  Current     Value              Standard
  Amount                                                                           Date    Coupon (b)  (Note 1)   Moody's  & Poor's
--------                                                                           ----    ----------  --------   -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,600,000 Irvine, CA Water District #105,140,240 and 250
            LOC State Street Bank & Trust Company                                 01/01/21     3.80%  $ 5,600,000   VMIG-1     A-1+
  4,100,000 Irvine, CA Water District Consolidated Bonds
            LOC Landesbank Hessen Thurigen Girozentrale                           10/01/10     3.80     4,100,000              A-1+
  2,700,000 Irvine, CA Water District Consolidated Bonds #105,250 and 290
            LOC Landesbank Baden-Wurttemberg                                      08/01/16     3.80     2,700,000   VMIG-1     A-1+
  1,000,000 Irvine Ranch, CA Water District #182 - Series A
            LOC Landesbank Hessen Thurigen Girozentrale                           11/15/13     3.80     1,000,000              A-1+
    900,000 Irvine Ranch, CA Water District
            (Sewer Improvement Bond # 284) - Series 1988A
            LOC Landesbank Hessen Thurigen Girozentrale                           11/15/13     3.80       900,000              A-1+
  7,000,000 Kansas State Department of Transportation - Series C-1                09/01/21     3.71     7,000,000   VMIG-1     A-1+
  9,350,000 Lehman Municipal Trust Receipts, - Series 2006 FR/RI-P91
            Floaters-TRs Series 2006 FR/RI-P95 (Relating toClovisUFSD (Fresno
            County, CA) GO Election of 2001 Capital Appreciation-Series A Bonds)
            Insured by FGIC                                                       08/01/25     3.71     9,350,000   VMIG-1
  3,000,000 Lehman Municipal Trust Receipts, - Series 2006 FR/RI-K54
            (Relating to Harbor Department of the City of Los Angeles, CA RB
            2006 - Series D)
            Insured by MBIA Insurance Corporation                                 08/01/26     3.76     3,000,000              A-1
  3,750,000 Los Angeles, CA
            (Department of Water and Power System) - Series 2001 B                07/01/35     3.70     3,750,000   VMIG-1     A-1+
  5,000,000 Los Angeles, CA
            (Department of Water and Power System) - Series 2002 A-6              07/01/35     3.65     5,000,000   VMIG-1     A-1+
  3,300,000 Los Angeles, CA Housing Authority MHRB
            (Malibu Meadows Project) - Series 1998B
            Collateralized by Federal National Mortgage Association               04/15/28     3.69     3,300,000              A-1+
  1,200,000 Ontario, CA IDA IDRB (LD, Brinkman & Company Porject)
            LOC Bank of America, N.A.                                             04/01/15     3.82     1,200,000     P-1
  1,000,000 Orange County, CA Apartments Development RB
            (Irvine Coast Assessment District #88-1)
            LOC KBC Bank                                                          09/02/18     3.81     1,000,000   VMIG-1     A-1+
  1,200,000 Orange County, CA Apartments Development RB
            (Niguel Summit 1) - Series A
            Guaranteed by Federal Home Loan Mortgage Corporation                  11/01/09     3.65     1,200,000   VMIG-1
  1,000,000 Orange County, CA Sanitation District COP - Series 2006               02/01/36     3.85     1,000,000   VMIG-1     A-1+


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                           Maturity  Current     Value              Standard
  Amount                                                                           Date    Coupon (b)  (Note 1)   Moody's  & Poor's
--------                                                                           ----    ----------  --------   -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000 Palm Beach County, FL RB - Series 1995
            (Norton Gallery and School of Art, Inc. Project)
            LOC Northern Trust                                                    05/01/25     3.75%  $ 1,000,000              A-1+
  2,000,000 P-Floats - Series PA-625 (Puerto Rico Commonwealth Public
            Improvement Refunding) GO - Series 1993
            Insured by AMBAC Assurance Corporation                                07/01/10     3.74     2,000,000              A-1+
  4,895,000 P-Floats-Series PA-783(Puerto Rico Infrastructure Financing Authority
            Special Obligation Bonds 2000) - Series A                             10/01/19     3.74     4,895,000              A-1+
  6,360,000 Putters - Series 1080 (Anaheim, CA Public Finance Authority RB
            (City of Anaheim Electronic System Distribution Facility)-Series 1999
            Insured by AMBAC Assurance Corporation                                10/01/13     3.75     6,360,000   VMIG-1     A-1+
  1,000,000 Putters-Series 1435(Relating to the Trustees of the California State
            University System Wide RB) - Series 2005C
            Insured by MBIA Insurance Corporation                                 11/01/13     3.75     1,000,000              A-1
    775,000 Richardson Independent School District,Dallas County,TX-Series 2000
            Guaranteed by Texas Permanent School Fund                             08/15/24     3.73       775,000   VMIG-1     A-1+
  2,000,000 ROCs II-R Trust-Series 185 (Commonwealth of Puerto Rico Improvement
            Bonds of 2003 - Series A)
            Insured by FGIC                                                       07/01/16     3.76     2,000,000   VMIG-1
  3,195,000 Sacramento County, CA MHRB (Smoketree Apartments) - Series 1990A
            Collateralized by Federal National Mortgage Association               04/15/10     3.65     3,195,000              A-1+
  2,200,000 San Bernadino County, CA COP
            (County Center Refinancing Project) - Series 1996
            LOC BNP Paribas                                                       07/01/15     3.69     2,200,000   VMIG-1     A-1+
  2,800,000 San Diego, CA COPs (San Diego Museum of Art)
            LOC Allied Irish Banks PLC                                            09/01/30     3.62     2,800,000   VMIG-1
  5,500,000 San Francisco, CA Redevelopment Agency of City & County
            (Filmore Center) - Series A1
            Guaranteed by Federal Home Loan Mortgage Corporation                  12/01/17     3.70     5,500,000              A-1+
  1,675,000 Santa Clara County, CA MHRB
            (Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association               02/15/27     3.69     1,675,000              A-1+
  1,000,000 Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
            Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/10     3.69     1,000,000              A-1+

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
(UNAUDITED)
===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                           Maturity  Current     Value              Standard
  Amount                                                                           Date    Coupon (b)  (Note 1)   Moody's  & Poor's
--------                                                                           ----    ----------  --------   -------  --------
Variable Rate Demand Instruments (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 100,000  Societe Generale Municipal Securities Trust Receipts - Series SGB7
           (State of California Various Purpose GO Refunding Bonds)
           Insured by FGIC                                                        09/01/21     3.73%  $   100,000              A-1+
2,000,000  Southern California Public Power Authority
           (Southern Transmission Project) - Series 2000A
           Insured by FSA                                                         07/01/23     3.65     2,000,000   VMIG-1     A-1+
5,000,000  Southern California Public Power Authority Transmission
           Project RB - Series 1991
           Insured by AMBAC Assurance Corporation                                 07/01/19     3.68     5,000,000   VMIG-1     A-1+
5,450,000  State of California GO Bonds - Series A-2
           LOC Citibank / California State Teachers Retirement System             05/01/34     3.76     5,450,000   VMIG-1     A-1+
1,585,000  Stockton, CA Health Facility
           (Dameron Hospital Association) - Series A
           LOC US Bank N. A.                                                      12/01/32     3.88     1,585,000   VMIG-1
5,700,000  Tahoe Forest Hospital District, CA
           (Places and Nevada Counties) - Series 2002
           LOC US Bank N. A.                                                      07/01/23     3.88     5,700,000   VMIG-1
3,000,000  TOCs (TICs/TOCs Trust - Series 2004-B) Relating to Golden
           State Tobacco Securitization Corporation Enhanced Tobacco
           Settlement Asset-Backed Bonds - Series 2003-B
           Insured by AMBAC Assurance Corporation                                 06/01/28     3.73     3,000,000              A-1
3,270,000  TOCs (TICs/TOCs Trust - Series 2000-1) Relating to Puerto Rico
           Infrastructure Financing Authority Special Obligation Bonds 2000
           - Series A
           Collateralized by U.S. Government                                      04/01/27     3.74     3,270,000              A-1+
5,500,000  TOCs (TICs/TOCs Trust - Series 2001-1) Relating to Puerto Rico
           Public Improvement Refunding Bonds, - Series 2001
           Insured by FSA                                                         07/01/27     3.74     5,500,000              A-1+
1,800,000  Vallejo, CA Housing Authority MHRB
           (Crow Western Project Phase II) - Series 1985C
           LOC Bank of America, N. A.                                             01/01/08     3.73     1,800,000   VMIG-1
3,570,000  Vallejo, CA Public Financing Authority
           (Golf Course Facilities Financing Project) - Series 2001
           LOC Union Bank of California, N.A.                                     06/01/40     3.71     3,570,000              A-1+


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (a)
                                                                                                                  -----------------
   Face                                                                           Maturity  Current     Value              Standard
  Amount                                                                           Date    Coupon (b)  (Note 1)   Moody's  & Poor's
--------                                                                           ----    ----------  --------   -------  --------
Variable Rate Demand Instruments  (e) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000 Vernon California Natural Gas Financing Authority
            (Vernon Gas Project) - Series C
            Insured by MBIA Insurance Corporation                                 08/01/21     3.68% $  5,000,000   VMIG-1     A-1+
-----------                                                                                          ------------
270,281,000 Total Variable Rate Demand Instruments                                                    270,281,000
-----------                                                                                          ------------
Variable Rate Demand Instruments - Private Placements (e) (0.71%)
-----------------------------------------------------------------------------------------------------------------------------------
$1,595,000 Redevelopment Agency of the City of Morgan Hill
           (Kent Trust Project) - Series 1984B
           LOC Wells Fargo Bank, N.A.                                             12/01/14     4.13% $  1,595,000     P-1      A-1
  530,000  Redevelopment Agency of the City of Morgan Hill
           (Nob Hill Venture Investments) - Series 1984
           LOC Wells Fargo Bank, N.A.                                             12/01/09     4.13       530,000     P-1      A-1+
---------                                                                                            ------------
2,125,000  Total Variable Rate Demand Instruments - Private Placements                                  2,125,000
---------                                                                                            ------------
           Total Investments (108.86%) (cost $323,411,490+)                                           323,411,490
           Liabilities in excess of cash and other assets (-8.86%)                                    (26,329,278)
                                                                                                     ------------
           Net Assets (100.00%)                                                                      $297,082,212
                                                                                                     ============

            +   Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2007
(UNAUDITED)
===============================================================================


KEY:
   COP     =    Certificates of Participation                 MHRB     =   Multi-Family Housing Revenue Bond
   FGIC    =    Financial Guaranty Insurance Company          PCFA     =   Pollution Control Finance Authority
   FSA     =    Financial Security Assurance                  RB       =   Revenue Bond
   GO      =    General Obligation                            ROC      =   Reset Option Certificates
   HEFA    =    Health and Education Facilities Authority     TIC      =   Trust Inverse Certificates
   HFFA    =    Health Facility Finance Authority             TOC      =   Tender Option Certificates
   IDA     =    Industrial Development Authority              TOP      =   Tender Option Puts
   IDRB    =    Industrial Development Revenue Bond           TRAN     =   Tax and Revenue Anticipation Notes
   LOC     =    Letter of Credit                              UFSD     =   Unified School District
   MHRB    =    Multi-Family Housing Revenue Bond




-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JUNE 30, 2007
(UNAUDITED)
===============================================================================



-------------------------- ------------------------- --------------------------

         States                       Value                     % of Portfolio
-------------------------- ------------------------- --------------------------
California                          $271,723,639                  84.02%
Connecticut                            3,840,000                   1.19
Florida                                1,000,000                   0.31
Illinois                               1,000,000                   0.31
Kansas                                 7,000,000                   2.16
Louisiana                              5,000,000                   1.55
Puerto Rico                           17,665,000                   5.46
Tennessee                              1,500,000                   0.46
Texas                                  5,782,579                   1.79
Wisconsin                              2,000,272                   0.62
Other                                  6,900,000                   2.13
-------------------------- ------------------------- --------------------------
-------------------------- ------------------------- --------------------------
Total                               $323,411,490                 100.00%
-------------------------- ------------------------- --------------------------





-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
(UNAUDITED)
===============================================================================


ASSETS:
   Investments in securities, at amortized cost (Note 1)..................................    $   323,411,490
   Accrued interest receivable............................................................          2,049,768
   Prepaid expenses.......................................................................             15,645
                                                                                              ---------------
         Total assets.....................................................................        325,476,903
                                                                                              ---------------
LIABILITIES:

   Payable to affiliates*.................................................................            137,961
   Due to Custodian.......................................................................          3,787,052
   Payable for securities purchased.......................................................         24,197,080
   Accrued expenses.......................................................................            145,312
   Dividends payable......................................................................            125,302
   Other payable..........................................................................              1,984
                                                                                              ---------------
         Total liabilities................................................................         28,394,691
                                                                                              ---------------
   Net assets.............................................................................    $   297,082,212
                                                                                              ===============

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 3)................................    $   297,193,606
   Accumulated net realized loss..........................................................           (112,771)
   Accumulated undistributed net income...................................................              1,377
                                                                                              ---------------
   Net assets.............................................................................    $   297,082,212
                                                                                              ===============
   Net asset value, per share (Note 3):

     Class A shares, ($227,061,312 applicable to 227,146,451 shares outstanding)..........           $   1.00
                                                                                                     ========
     Class B shares, ($26,493,869 applicable to 26,503,804 shares outstanding)............           $   1.00
                                                                                                     ========
     Advantage shares, ($43,527,031 applicable to 43,543,351 shares outstanding)..........           $   1.00
                                                                                                     ========

* Includes  fees  payable to Reich & Tang Asset  Management,  LLC,  Reich & Tang
Distributors, Inc. and Reich & Tang Services, Inc.


-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
(UNAUDITED)
===============================================================================


INVESTMENT INCOME
Income:
  Interest................................................................................     $    4,292,269
                                                                                               --------------
Expenses: (Note 2)
   Investment management fee..............................................................            357,342
   Administration fee.....................................................................            250,140
   Distribution fee (Advantage shares)....................................................            114,099
   Shareholder servicing fee (Class A shares).............................................            165,205
   Shareholder servicing fee (Advantage shares)...........................................             63,388
   Custodian expenses.....................................................................             10,214
   Shareholder servicing and related shareholder expenses+................................             80,028
   Legal, compliance and filing fees......................................................             54,015
   Audit and accounting...................................................................             72,495
   Directors' fees and expenses...........................................................             12,955
   Miscellaneous..........................................................................              6,158
                                                                                               --------------
     Total expenses.......................................................................          1,186,039
     Less: Expenses paid indirectly (Note 2)..............................................             (1,345)
           Fees waived (Note 2)...........................................................            (86,860)
                                                                                               --------------
     Net expenses.........................................................................          1,097,834
                                                                                               --------------
Net investment income.....................................................................          3,194,435

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments..........................................................             26,093
                                                                                               --------------
Increase in net assets from operations....................................................     $    3,220,528
                                                                                               ==============
+ Includes class  specific  transfer  agency  expenses of $49,559 and $4,520 for
Class A and Class B shares, respectively.



-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================


                                                                                    Six Months
                                                                                      Ended                         Year
                                                                                   June 30, 2007                   Ended
                                                                                    (Unaudited)               December 31, 2006
                                                                                 ----------------            ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income.................................................      $      3,194,435            $       5,705,074
     Net realized gain on investments......................................                26,093                      174,331
                                                                                 ----------------            -----------------
     Increase in net assets from operations................................             3,220,528                    5,879,405

Dividends to shareholders from net investment income:*
     Class A shares........................................................            (2,216,215)                  (4,178,539)
     Class B shares........................................................              (326,407)                    (546,385)
     Advantage shares......................................................              (652,820)                  (1,052,941)
                                                                                 ----------------            -----------------
     Total dividend to shareholders........................................            (3,195,442)                  (5,777,865)

Capital share transactions (Note 3):
     Class A shares........................................................            60,053,448                   (5,552,763)
     Class B shares........................................................             8,054,196                   (2,234,051)
     Advantage shares......................................................           (12,921,057)                   8,416,046
                                                                                 ----------------            -----------------
     Total capital share transactions......................................            55,186,587                      629,232
                                                                                 ----------------            -----------------
     Total increase (decrease)  ...........................................            55,211,673                      730,772

Net assets:
     Beginning of period...................................................           241,870,539                  241,139,767
                                                                                 ----------------            -----------------
     End of period.........................................................      $    297,082,212            $     241,870,539
                                                                                 ================            =================

Undistributed net investment income........................................      $          1,377            $           2,384
                                                                                 ================            =================

* Designated as exempt-interest dividends for federal income tax purposes.

-------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================

1. Summary of Accounting Policies

California Daily Tax Free Income Fund, Inc. is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Advantage California Tax Exempt Liquidity Fund ("Advantage shares"). The Class A and Advantage shares are subject to a service fee pursuant to the Shareholder Servicing Agreements. Pursuant to its Plan, the Advantage shares are also subject to a distribution fee under its Distribution Agreement. The Class B shares are not subject to either of these fees. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to service and distribution fees and transfer agent expenses. Income, expense (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund. The Advantage shares commenced operations on November 22, 2002.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

 a) Valuation of Securities -

 Investments are valued at amortized cost which approximates market value. Under this valuation method,a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

 b) Federal Income Taxes -
 It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable, if any, income to its shareholders. Therefore, no provision for federal income tax is required.

 c) Dividends and Distributions -

 Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains,if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

 d) Use of Estimates -

 The  preparation  of financial  statements   in   conformity  with   accounting
 principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.Actual results could differ from those estimates.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

-------------------------------------------------------------------------------

1. Summary of Accounting Policies (Continued)

  e) General -
  Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement (with respect to all classes) and a Shareholder Servicing Agreement (with respect to Class A and Advantage shares only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a fee equal to 0.20% of the average daily net assets with respect to the Class A shares and a service fee of 0.25% with respect to the Advantage shares. In addition, the Distributor receives 0.45% per annum in distribution fees of the Advantage share's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended June 30, 2007, the following fees were voluntarily waived by the Distributor:

Distribution fees - Advantage shares......................   $   86,860

The Distributor has no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $47,276 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and B shares of the Fund. For the period ended June 30, 2007 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A and B shares of the Fund.

For the period ended June 30, 2007, the breakdown of expenses paid indirectly by the Fund was as follows:

    Custodian expenses....................................   $    1,345

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


3. Capital Stock

At June 30, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:


                                                         Six Months Ended                         Year
                                                          June 30, 2007                          Ended
Class A shares                                             (Unaudited)                     December 31, 2006
--------------                                             -----------                     -----------------
Sold..............................................         513,758,233                        651,082,674
Issued on reinvestment of dividends...............           1,968,477                          3,500,123
Redeemed..........................................        (455,673,262)                      (660,135,560)
                                                           -----------                        -----------
Net increase (decrease)...........................          60,053,448                         (5,552,763)
                                                           -----------                        -----------
Class B shares
--------------
Sold..............................................          74,081,617                        127,070,819
Issued on reinvestment of dividends...............             300,758                            545,931
Redeemed..........................................         (66,328,179)                      (129,850,801)
                                                            ----------                        -----------
Net increase (decrease)...........................           8,054,196                         (2,234,051)
                                                            ----------                        -----------
Advantage shares
----------------
Sold..............................................          86,350,665                        168,525,381
Issued on reinvestment of dividends...............             621,450                          1,049,882
Redeemed..........................................         (99,893,172)                      (161,159,217)
                                                            ----------                        -----------
Net increase (decrease)...........................         (12,921,057)                         8,416,046
                                                            ==========                        ===========


4. Tax Information

The tax character of all distributions paid during the years ended December 31, 2006 and 2005 were tax-exempt income.

During the year ended December 31, 2006, the Fund utilized $174,331 of its carried forward capital losses.

At December 31, 2006, the Fund had for federal income tax purposes, capital losses of $138,864, which may be carried forward to offset future capital gains. Such losses expire December 31, 2009.

At December 31, 2006, the undistributed tax-exempt income for income tax purposes amounted to $2,384.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"), as required, on June 30, 2007. FIN 48 requires the Investment Manager to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets as of June 30, 2007.

Based on its analysis, the Investment Manager has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 73% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.


6. Financial Highlights
                                                         Six Months
                                                           Ended                        Years Ended December 31,
Class A shares                                          June 30, 2007   -----------------------------------------------------------
---------------                                           (Unaudited)       2006        2005        2004        2003         2002
                                                          -----------   --------     --------     --------     --------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00    $   1.00
                                                          ---------     --------     --------     --------     --------   ---------
Income from investment operations:
    Net investment income.............................        0.013        0.024        0.015        0.003        0.002       0.005
    Net realized and unrealized gain (loss)
      on investments..................................        0.000        0.000        0.000        0.000        0.000       0.000
                                                          ---------     --------     --------     --------     --------   ---------
    Total from investment operations..................        0.013        0.024        0.015        0.003        0.002       0.005
                                                          ---------     --------     --------     --------     --------   ---------
Less distributions from:
    Dividends from net investment income..............       (0.013)      (0.024)      (0.015)      (0.003)      (0.002)     (0.005)
    Net realized gains on investments.................       (  -- )      (  -- )      (  -- )      (  -- )      ( --  )     (  -- )
                                                          ---------     --------     --------     --------     --------   ---------
    Total Distributions...............................       (0.013)      (0.024)      (0.015)      (0.003)      (0.002)     (0.005)
                                                          ---------     --------     --------     --------     --------   ---------
Net asset value, end of period........................    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00    $   1.00
                                                          =========     ========     ========     ========     ========   =========
Total Return..........................................        1.34%(a)     2.45%        1.50%        0.33%        0.17%       0.55%
Ratios/Supplemental Data
Net assets, end of period (000's).....................    $ 227,061     $166,999     $ 172,476    $ 182,770    $ 163,675  $ 161,935
Ratios to average net assets:
  Expenses, net of fees waived (b)....................        0.92% (c)    0.91%        0.89%        0.88%        0.84%       0.86%
  Net investment income...............................        2.68% (c)    2.40%        1.44%        0.35%        0.19%       0.57%
  Management and administration fees waived.............       --           --            --         0.02%        0.04%       0.14%
  Shareholder servicing fees waived.....................       --           --            --         0.00%        0.02%         --
  Expenses paid indirectly............................         --           --          0.00%        0.00%        0.00%       0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


6. Financial Highlights
                                                          Six Months
                                                             Ended                        Years Ended December 31,
Class B shares                                          June 30, 2007   -----------------------------------------------------------
---------------                                           (Unaudited)       2006        2005        2004        2003         2002
                                                          -----------   --------     --------     --------     --------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00    $   1.00
                                                          ---------     --------     --------     --------     --------   ---------
Income from investment operations:
    Net investment income.............................        0.014        0.026        0.017        0.005        0.004       0.008
    Net realized and unrealized gain (loss)
      on investments..................................        0.000        0.000        0.000        0.000        0.000       0.000
                                                          ---------     --------     --------     --------     --------   ---------
    Total from investment operations..................        0.014        0.026        0.017        0.005        0.004       0.008
                                                          ---------     --------     --------     --------     --------   ---------
Less distributions from:
    Dividends from net investment income..............       (0.014)      (0.026)      (0.017)      (0.005)      (0.004)     (0.008)
    Net realized gains on investments.................       (  -- )      (  -- )      (  -- )      (  -- )      ( --  )     (  -- )
                                                          ---------     --------     --------     --------     --------   ---------
    Total Distributions...............................       (0.014)      (0.026)      (0.017)      (0.005)      (0.004)     (0.008)
                                                          ---------     --------     --------     --------     --------   ---------
Net asset value, end of period........................    $   1.00      $  1.00      $  1.00      $  1.00      $  1.00    $   1.00
                                                          =========     ========     ========     ========     ========   =========
Total Return..........................................        1.45%(a)     2.66%        1.68%        0.52%        0.39%       0.77%
Ratios/Supplemental Data
Net assets, end of period (000's).....................    $  26,494     $ 18,439     $ 20,663     $ 24,030     $ 15,526   $  24,778
Ratios to average net assets:
  Expenses, net of fees waived (b)....................        0.70% (c)    0.71%        0.71%        0.69%        0.63%       0.64%
  Net investment income...............................        2.93% (c)    2.60%        1.58%        0.58%        0.39%       0.78%
  Management and administration fees waived.............       --           --            --         0.02%        0.04%       0.14%
  Expenses paid indirectly............................         --           --          0.00%        0.00%        0.00%       0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


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
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================

6. Financial Highlights (Continued)



                                                         Six Months                                                November 22, 2002
                                                           Ended                     Years Ended December 31,       (Commencement
Advantage shares                                       June 30, 2007    -----------------------------------------   of offering) to
-----------------                                       (Unaudited)       2006       2005       2004       2003   December 31, 2002
                                                         ---------      --------   --------    --------- -------- -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period..................    $   1.00      $  1.00    $  1.00     $  1.00   $  1.00      $  1.00
                                                          ---------     --------   --------    --------  --------     --------
Income from investment operations:
    Net investment income.............................        0.013        0.023      0.014       0.003     0.002        0.000
    Net realized and unrealized gain (loss)
      on investments..................................        0.000        0.000      0.000       0.000     0.000        0.000
                                                          ---------     --------   --------    --------  --------     --------
    Total from investment operations..................        0.013        0.023      0.014       0.003     0.002        0.000
                                                          ---------     --------   --------    --------  --------     --------
Less distributions from:
    Dividends from net investment income..............       (0.013)      (0.023)    (0.014)     (0.003)   (0.002)      (0.000)
    Net realized gains on investments.................       (  -- )      (  -- )    (  -- )     (  -- )   ( --  )      (  -- )
                                                          ---------     --------   --------    --------  --------     --------
    Total Distributions...............................       (0.013)      (0.023)    (0.014)     (0.003)   (0.002)      (0.000)
                                                          ---------     --------   --------    --------  --------     --------
Net asset value, end of period........................    $   1.00      $  1.00    $  1.00     $  1.00   $  1.00      $  1.00
                                                          =========     ========   ========    ========  ========     ========
Total Return..........................................        1.23%(a)     2.34%      1.38%       0.31%     0.17%        0.04%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).....................    $  43,527     $ 56,433   $ 48,001    $ 34,387  $ 34,997     $ 49,822
Ratios to average net assets:
  Expenses, net of fees waived (b)....................        1.02%(c)    1.02%       1.00%       0.90%     0.84%        0.84%(c)
  Net investment income...............................        2.57%(c)    2.28%       1.34%       0.31%     0.19%        0.50%(c)
  Management and administration fees waived...........         --           --          --        0.02%     0.04%        0.14%(c)
  Shareholder servicing and distribution fees waived..        0.34%(c)    0.34%       0.35%       0.43%     0.46%        0.44%(c)
  Expenses paid indirectly............................         --           --        0.00%       0.00%     0.00%        0.00%(c)

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized


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
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CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.



-------------------------------------------------------------------------------

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------------------------------------------------------
This report is submitted for the general  information       CALIFORNIA
of  the   shareholders   of  the  Fund.   It  is  not       DAILY
authorized for distribution to prospective  investors       TAX FREE
in the Fund  unless  preceded  or  accompanied  by an       INCOME
effective  prospectus,   which  includes  information       FUND, INC.
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------






California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.                        Semi-Annual Report
     600 Fifth Avenue                                       June 30, 2007
     New York, New York 10020                                (Unaudited)

Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020



CA6/07S

ITEM 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S. C.ss.1350.

                                    SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) California Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*          /s/Christine Manna
                                    -------------------
                                    Christine Manna, Secretary

Date: September 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: September 7, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: September 7, 2007

* Print the name and title of each signing officer under his or her signature.